ACCOUNTS AND OTHER RECEIVABLES, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND OTHER

The following is a summary of accounts receivables and other:

	June 30, 2024	December 31, 2023
Patient service fees	$1,279,413	$657,717
Histology service fees	193,810	121,301
Medical director fees	3,040	3,103
Other receivables	119,363	29,553
Total accounts and other receivables, net	$1,595,626	$811,674

Accounts and other receivables at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022
Patient service fees	$657,717	$—
Histology service fees	121,301	—
Medical director fees	3,103	—
Other receivables	29,553	10,489
Total accounts and other receivables, net	$811,674	$10,489